Average Annual Total Returns{- Fidelity SAI Municipal Bond Index Fund} - 06.30 Fidelity SAI Municipal Bond Index Fund PRO-04 - Fidelity SAI Municipal Bond Index Fund	Fidelity SAI Municipal Bond Index Fund Return Before Taxes Past 1 year	Fidelity SAI Municipal Bond Index Fund Return Before Taxes Since Inception		Fidelity SAI Municipal Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI Municipal Bond Index Fund After Taxes on Distributions Since Inception		Fidelity SAI Municipal Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Municipal Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception
Total	4.45%	3.77%	[1]	4.45%	3.77%	[1]	3.32%	3.27%	[1]	5.21%	4.88%	[1]

[1]	(a)From July 11, 2019